Acquisitions of subsidiaries - Narrative (Details) ¥ in Millions		3 Months Ended	9 Months Ended
	Oct. 14, 2025 JPY (¥)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 JPY (¥)	Oct. 14, 2025 shares $ / shares
Disclosure of detailed information about business combination [line items]
Share price (in usd per share) | $ / shares				$ 4.47
Aplo SAS
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		¥ 13,060	¥ 13,060
Profit (loss) of acquiree since acquisition date		(276)	(276)
Revenue of combined entity as if combination occurred at beginning of period		392	392
Profit (loss) of combined entity as if combination occurred at beginning of period		¥ (942)	¥ (942)
Number of instruments or interests issued or issuable (in shares) | shares				5,007,500
Acquisition-related costs	¥ 289